Summary of Significant Accounting Policies - Intangible Assets and Goodwill (Details)	12 Months Ended
	Dec. 31, 2016 CAD reporting_unit	Dec. 31, 2015 CAD
Finite-Lived Intangible Assets [Line Items]
Impairment test (years)	5 years
Number of reporting units | reporting_unit	12
Goodwill impairment loss | CAD	CAD 0	CAD 0
Minimum
Finite-Lived Intangible Assets [Line Items]
Intangible asset amortization rate	1.00%	1.00%
Maximum
Finite-Lived Intangible Assets [Line Items]
Intangible asset amortization rate	50.00%	50.00%
Computer software
Finite-Lived Intangible Assets [Line Items]
Weighted Average Remaining Service Life	4 years	4 years
Computer software | Minimum
Finite-Lived Intangible Assets [Line Items]
Service Life Ranges	3 years	3 years
Computer software | Maximum
Finite-Lived Intangible Assets [Line Items]
Service Life Ranges	10 years	10 years
Land, transmission and water rights
Finite-Lived Intangible Assets [Line Items]
Weighted Average Remaining Service Life	57 years	37 years
Land, transmission and water rights | Minimum
Finite-Lived Intangible Assets [Line Items]
Service Life Ranges	30 years	30 years
Land, transmission and water rights | Maximum
Finite-Lived Intangible Assets [Line Items]
Service Life Ranges	80 years	80 years
Other
Finite-Lived Intangible Assets [Line Items]
Weighted Average Remaining Service Life	15 years	15 years
Other | Minimum
Finite-Lived Intangible Assets [Line Items]
Service Life Ranges	10 years	10 years
Other | Maximum
Finite-Lived Intangible Assets [Line Items]
Service Life Ranges	104 years	104 years